Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 JPY (¥) Entity	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)
Significant Accounting Policies [Line Items]
Foreign currency exchange gains (losses)	¥ (21,746)	¥ (4,451)	¥ (4,236)
Advertising expenses	¥ 36,812	31,273	46,665
Trademarks
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	8 years
Minimum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Minimum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Minimum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Building
Significant Accounting Policies [Line Items]
Depreciation period	3 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	1 year
Minimum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	2 years
Maximum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	8 years
Maximum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	21 years
Maximum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Maximum | Building
Significant Accounting Policies [Line Items]
Depreciation period	60 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	20 years
Maximum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	50 years
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	¥ 500	500
Selling, General and Administrative Expenses
Significant Accounting Policies [Line Items]
Shipping and handling cost	¥ 53,347	¥ 47,721	¥ 51,718
Consolidated Net Sales | HP Inc. | Printing Business Unit | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.60%	11.40%	13.00%
Foreign
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	13
Japan
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	29